Temporary Equity and Stockholders' Deficiency - Schedule of Fair Value Assumptions of Stock Option (Details) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk free interest rate, minimum	0.16%	1.84%	1.84%	2.56%
Risk free interest rate, maximum	0.26%	2.43%	2.43%	2.96%
Expected volatility	58.00%	52.00%		43.50%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term (years)	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days
Expected volatility			51.00%
Maximum [Member]
Expected term (years)	5 years	5 years	5 years	5 years
Expected volatility			52.00%